UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, DC  20549

               FORM 13F

          FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER END: March 30, 2012

CHECK HERE IF AMENDMENT { };  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE);  { } IS A RESTATEMENT
                                  { } ADDS NEW ENDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT

NAME:          JPMorgan Asset Management (Canada) Inc.
ADDRESS:       650 West Georgia Street
               Vancouver, BC V6B, Canada

THE  INSTITUTIONAL INVESTMENT  MANAGER FILING THIS REPORT
AND THE PERSON BY WHOM IT IS SIGNED HEREBY  REPRESENT THAT
THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT ,
THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND
COMPLETE , AND  THAT  IT IS  UNDERSTOOD THAT ALL  REQUIRED
ITEMS ,  STATEMENTS ,  SCHEDULES , LISTS  AND  TABLES  ARE
CONSIDERED INTEGRAL PARTS OF THIS FORM

THE PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:          Bruce Bailey
TITLE:         Legal Entity Controller
PHONE:            604 687 7306
SIGNATURE, PLACE, AND DATE OF SIGNING:
Bruce Bailey     Vancouver, Canada     May 11, 2012

REPORT TYPE (CHECK ONLY ONE):

{ }      13F HOLDINGS REPORT

{x}      13F NOTICE

{ }      13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

FORM 13F FILE NUMBER    NAME
	28-694        JPMorgan Chase & Co.